MASSACHUSETTS MUNICIPAL CASH TRUST
Galaxy - BKB Shares
(A portfolio of Money Market Obligations Trust)
Supplement to the Prospectus dated December 31, 2002


Please disregard the supplement dated November 24, 2003 that was mailed to you in error.

The prospectus dated December 31, 2002 remains in effect.




                                                                December 9, 2003



Federated Securities Corp., Distributor

Cusip 60934N237
29794 (12/03)








EDWARD JONES TAX-FREE MONEY MARKET FUND*
Investment Shares
 (A portfolio of Money Market Obligations Trust)
Supplement to the Prospectus dated May 31, 2003


Please disregard the supplement dated November 24, 2003.

The prospectus dated May 31, 2003 remains in effect.



*The Investment Shares of Tax-Free Instruments Trust offered through Edward D. Jones & Co. are doing business as Edward Jones Tax-Free Money Market Fund.





                                                                December 9, 2003





Federated Securities Corp., Distributor

Cusip 60934N195